Consolidated Statements Of Cash Flows (Schedule Of Funds Flow From Continuing Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Statement of cash flows [abstract]
Net income from operations	$ 986	$ 688
Adjustments to reconcile net income to funds flow from operations:
Amortization	1,221	1,220
Deferred income tax expense (recovery)	16	59
Stock-based compensation	1	2
Defined benefit pension plans	2	1
Fair value adjustments for private investments	(27)
Net change in contract asset balances	47	(14)
Loss (gain) on disposal of fixed assets and intangibles	3	(3)
Loss on write-down of assets		7
Other	6	23
Funds flow from operations	$ 2,249	$ 1,989